Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 20, 2017
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Oct. 20, 2017
Document Effective Date	Oct. 20, 2017
Prospectus Date	Jun. 28, 2017
Pzena Mid Cap Value Fund | Investor Class
Prospectus:
Trading Symbol	PZVMX
Pzena Mid Cap Value Fund | Institutional Class
Prospectus:
Trading Symbol	PZIMX